Subsidiaries - Summarized Financial Information Before Intercompany Eliminations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of subsidiaries [Line Items]
Current assets	$ 91,689		$ 79,334		$ 2,995
Noncurrent assets	375,367		371,568		12,263
Current liabilities	63,218		63,939		2,065
Noncurrent liabilities	19,309		17,553		631
Equity attributable to the parent	374,672		360,936		12,240
NONCONTROLLING INTERESTS	9,857		8,474		$ 322
NET INCOME	38,581	$ 1,260	40,160	$ 41,626
Profit attributable to the parent	37,557	1,227	38,988	40,485
Profit attributable to noncontrolling interests	1,024	33	1,172	1,141
Other comprehensive loss for the year	(1,014)	(33)	(1,306)	(2,056)
Total comprehensive income attributable to the parent	36,552	1,194	37,705	38,486
Total comprehensive income attributable to noncontrolling interests	1,015	33	1,149	1,084
TOTAL COMPREHENSIVE INCOME	37,567	1,227	38,854	39,570
Net cash flow from operating activities	66,366	2,168	70,932	64,952
Net cash flow from investing activities	(32,614)	(1,066)	(36,721)	(21,663)
Net cash flow from financing activities	(35,035)	(1,144)	(36,608)	(42,518)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	103	3	122	58
Net cash inflow (outflow)	(1,180)	$ (39)	(2,275)	829
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	7,041		7,584
Noncurrent assets	2,527		2,531
Current liabilities	3,757		4,278
Noncurrent liabilities	164		160
Equity attributable to the parent	1,539		1,585
NONCONTROLLING INTERESTS	4,108		4,092
Revenue and income	31,540		36,038	34,453
Costs and expenses	31,081		35,200	33,476
NET INCOME	459		838	977
Profit attributable to the parent	133		246	287
Profit attributable to noncontrolling interests	326		592	690
Other comprehensive income (loss) attributable to the parent	(2)		3	(21)
Other comprehensive loss attributable to noncontrolling interests	(10)		(17)	(53)
Other comprehensive loss for the year	(12)		(14)	(74)
Total comprehensive income attributable to the parent	131		249	266
Total comprehensive income attributable to noncontrolling interests	316		575	637
TOTAL COMPREHENSIVE INCOME	447		824	903
Dividends paid to noncontrolling interests	587		703	526
Net cash flow from operating activities	696		1,081	531
Net cash flow from investing activities	(13)		(57)	130
Net cash flow from financing activities	(491)		(897)	(677)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	1		(2)	(7)
Net cash inflow (outflow)	193		125	(23)
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	4,417		4,496
Noncurrent assets	2,779		2,167
Current liabilities	1,076		965
Noncurrent liabilities	1		1
Equity attributable to the parent	2,097		2,184
NONCONTROLLING INTERESTS	4,022		3,513
Revenue and income	3,299		3,127	2,607
Costs and expenses	2,549		2,402	2,020
NET INCOME	750		725	587
Profit attributable to the parent	273		294	246
Profit attributable to noncontrolling interests	477		431	341
Other comprehensive income (loss) attributable to the parent	0		(1)	0
Other comprehensive loss attributable to noncontrolling interests	0		(2)	0
Other comprehensive loss for the year	0		(3)	0
Total comprehensive income attributable to the parent	273		293	246
Total comprehensive income attributable to noncontrolling interests	477		429	341
TOTAL COMPREHENSIVE INCOME	750		722	587
Dividends paid to noncontrolling interests	210		146	109
Net cash flow from operating activities	862		1,052	671
Net cash flow from investing activities	(733)		(639)	(904)
Net cash flow from financing activities	(328)		2,306	841
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	1		(4)	(2)
Net cash inflow (outflow)	$ (198)		$ 2,715	$ 606